Trade receivables	6 Months Ended
Jun. 30, 2025
Disclosure Of Trade Receivables [Abstract]
Trade receivables

Note 15. Trade receivables

	June 30, 2025	December 31, 2024
Trade receivables	102,955	104,144
Less: allowance for expected credit losses	(358)	(778)
Trade receivables—net	102,597	103,366

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	June 30, 2025	December 31, 2024
EUR	32,129	31,660
GBP	24,654	19,670
USD	23,590	29,931
CNY	11,737	13,616
SEK	2,876	2,701
Other	7,611	5,788
Total	102,597	103,366

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.